Investments in Joint Operations and Consortiums - Information of Assets and Liabilities (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of joint operations [line items]
Non-current assets		$ 22,962	$ 22,598	$ 20,601
Current assets		6,477	6,793	4,434
Total assets		29,439	29,391	25,035
Non-current liabilities		10,952	8,845	11,064
Current liabilities		7,443	8,676	4,920
Total liabilities		18,395	17,521	15,984
Exploration expenses		116	239	61
Joint operations and consortiums [member]
Disclosure of joint operations [line items]
Non-current assets	[1]	6,936	6,286	5,246
Current assets		337	579	115
Total assets		7,273	6,865	5,361
Non-current liabilities		245	449	313
Current liabilities		557	769	483
Total liabilities		802	1,218	796
Production cost		2,647	2,395	2,017
Exploration expenses		$ 8	$ 35	$ 10

[1]	Does not include charges for impairment of property, plant and equipment because they are recorded by the partners participating in the JO and other agreements.